                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA MONEY MARKET FUND
(FORMERLY KNOWN AS RIVERSOURCE CASH
MANAGEMENT FUND)

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
JULY 31, 2010
(Prospectus also enclosed)

COLUMBIA MONEY MARKET FUND SEEKS TO PROVIDE SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    5

Fund Expenses Example..............   10

Portfolio of Investments...........   13

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   28

Report of Independent Registered
  Public Accounting Firm...........   39

Federal Income Tax Information.....   41

Board Members and Officers.........   42

Approval of Investment Management
  Services Agreement...............   48

Proxy Voting.......................   51



 Note: Effective September 27, 2010, the Fund has been renamed. While this report covers the fiscal period ended July 31, 2010, which is prior to the name change, the Fund's new name has been reflected throughout.

SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Money Market Fund (the Fund) Class A shares advanced 0.05% for the 12 months ended July 31, 2010.

> The Fund's annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended July 31, 2010. These yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
Columbia Money Market Fund Class
  A                                +0.05%   +1.44%   +2.58%   +2.28%
---------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                             COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

at July 31, 2010
                                                                    SINCE
Without sales charge        1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(a)
Class A (inception
  10/6/75)                  +0.05%   +1.44%   +2.58%   +2.28%      N/A
----------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +0.01%   +1.09%   +2.10%   +1.73%      N/A
----------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +0.01%   +1.10%   +2.10%   +1.75%    +1.80%
----------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +0.01%   +1.58%   +2.80%     N/A     +2.55%
----------------------------------------------------------------------------
Class R2(b) (inception
  8/3/09)                     N/A      N/A      N/A      N/A     +0.14%(c)
----------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +0.04%   +1.56%     N/A      N/A     +2.16%
----------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +0.01%   +1.41%     N/A      N/A     +2.01%
----------------------------------------------------------------------------
Class Y(d) (inception
  3/20/95)                  +0.01%   +1.46%   +2.64%   +2.35%      N/A
----------------------------------------------------------------------------
Class Z (inception
  4/30/10)                    N/A      N/A      N/A      N/A     +0.00%(c,e)
----------------------------------------------------------------------------

With sales charge
Class B (inception
  3/20/95)                  -4.99%   +0.10%   +1.73%   +1.73%      N/A
----------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -0.99%   +1.10%   +2.10%   +1.75%      N/A
----------------------------------------------------------------------------



Sales charges do not apply to Class A, Class I, Class R2, Class R5, Class W, Class Y and Class Z shares. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R2, Class R5 and Class Y are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts. Class Z shares are offered to certain eligible investors.

(a) For classes with less than 10 years performance.
(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(c) Not annualized.
(d) Effective Sept. 7, 2010, Class Y shares were converted to Class Z shares.
(e) Rounds to less than 0.01%.


--------------------------------------------------------------------------------
4  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Effective July 23, 2010, Guy Holbrook took over the day-to-day management of the Fund from Dan Tronstad.

Dear Shareholder,

Columbia Money Market Fund (the Fund) Class A shares advanced 0.05% for the annual period. The Fund's annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended July 31, 2010.(*)

SIGNIFICANT PERFORMANCE FACTORS
The annual period ended July 31, 2010 was one wherein the Securities and Exchange Commission (SEC) financial regulation reform and the Federal Reserve System (the Fed) remaining on hold had, in our view, great effect on the money markets. Yields in the money markets remained low throughout.

The SEC mandated amendments for money market funds, also known as 2a-7 funds, became effective May 5, 2010, with required compliance dates staggered through 2010. The rule changes adopted by the SEC were designed to strengthen the regulatory requirements governing money market funds and better protect investors. They were also intended to increase the resilience of money market funds to economic stresses. The regulations include revisions designed to increase credit quality, improve liquidity, shorten maturity limits and modify reporting requirements of money market funds. More specifically, the SEC mandated that the weighted average maturity for money market funds be reduced from a maximum of 90 days to a maximum of 60 days. Weighted average

PORTFOLIO BREAKDOWN(1) (at July 31, 2010)
---------------------------------------------------------------------

Certificates of Deposit                     7.6%
------------------------------------------------
Commercial Paper                           40.4%
------------------------------------------------
U.S. Government Agencies                   34.2%
------------------------------------------------
U.S. Government-Insured Debt(2)            17.8%
------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

* The 7-day yields shown reflect more closely the earnings of the Fund than the total return. Current short-term yields may be higher or lower than the figures shown.


--------------------------------------------------------------------------------
                             COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. The amendments also increased the requirement for maintaining liquid securities in taxable money market funds -- under the new rules, 10% of the portfolio must provide daily liquidity and 30% must provide liquidity within seven days. These new requirements resulted in increased demand during the annual period for short-dated securities, such as commercial paper. In turn, the increased demand for short maturity securities kept money market yields low and also had the effect of putting further downward pressure on rates for securities eligible for money market funds.

Also adding to the demand for commercial paper was a renewed interest in risk taking during the annual period, as investor sentiment generally improved amid mixed but overall encouraging economic data. Investors demonstrated a renewed interest in risk taking following the flight to quality during the prior fiscal year and sought to move back into sectors they had been avoiding, such as bank and finance names. Meanwhile, there was a decline in issuance of corporate commercial paper as entities looked to take advantage of absolute low yields by issuing more longer-term debt. Greater demand for commercial paper coupled with reduced supply put further downward pressure on yields.

Finally, the Fed kept the federal funds target rate anchored between 0% and 0.25% throughout the annual period with no indication that it would raise rates any time soon. This, combined with most higher yielding securities in money market funds having matured by the end of 2009, caused money market yields to generally stabilize over the 12 months ended July 31, 2010. The low yields sustained over the annual period led to a flat money market yield curve (the difference between yields at the short-term end of the money market yield curve, or spectrum of maturities) and the longer-term end narrowed. Such a flat money market yield curve afforded little potential for managers to consistently add significant value to a fund's yield.

Our focus during the annual period was to manage proactively in order to meet the new SEC requirements. One of the goals of the SEC's recently

--------------------------------------------------------------------------------
6  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


adopted money market fund rule changes is to reinforce conservative investment practices across the money market fund industry. The Fund maintains an approach to investing that prioritizes the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. As such, the spirit of the SEC's changes aligns well with our conservative approach to money market investing.

Throughout the annual period, the Fund maintained a weighted average maturity well below the 60 day maximum. The Fund began the 12-month period with a weighted average maturity of 55 days. In April, the Fund's weighted average maturity was allowed to drift shorter -- to 21 days, in advance of the SEC rules' effective date. Since then, we slightly increased the Fund's weighted average maturity to take advantage of modestly higher yields available. As of July 31, 2010, the Fund's weighted average maturity stood at 30 days. Throughout most of the annual period, we favored fixed-rate securities with maturities of three months or less, particularly bank securities and asset-backed commercial paper. All securities purchased for the Fund's portfolio were first-tier securities (money market instruments in the highest rating category). The Fund also maintained some exposure to floating rate notes, which are securities whose interest rate changes based on a market interest rate plus a premium. The Fund also invested in U.S. Treasury, agency and other government-guaranteed securities that offered, in our view, attractive risk-adjusted yield.

CHANGES TO THE FUND'S PORTFOLIO
As mentioned above, we strategically adjusted the Fund's weighted average maturity as market


  The annual period ended July 31, 2010 was one wherein SEC financial regulation reform and the Fed remaining on hold had, in our view, great effect on the money markets.






--------------------------------------------------------------------------------
                             COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

conditions shifted. Also, during the annual period, we increased the Fund's exposure to Treasury bills, as they counted toward the new SEC requirement that 30% of a money market fund portfolio provide liquidity within seven days.

OUR FUTURE STRATEGY
We currently expect the Fed to maintain its near-zero targeted federal funds rate for the remainder of 2010 and into 2011. We believe the Fed would prefer to see some inflation in the U.S. economy rather than raise interest rates and potentially put the brakes on what appears to be a fragile economic recovery. As such, we do not anticipate the low interest rate environment will change materially during the next six to 12 months. Until the Fed does increase the targeted federal funds rate, we, in turn, do not expect a material change in the level of yields money market funds can earn. In other words, what investors see today is likely what investors will get for a while unless there is another flight to risk-free assets.

Against this backdrop, together with the relatively flat money market yield curve and the SEC requirements now in place, we do not anticipate significant variation from the Fund's 30 day weighted average maturity over the near term. Should the yield curve show some signs of steepening, we would look to take advantage of higher yields available in the slightly longer-term securities, thereby lengthening the Fund's weighted average maturity. However, with the Fed on hold, we do not see this scenario materializing any time soon. Instead, we intend to seek to take advantage of any short-term anomalies in the money markets that may be driven by corporate tax deadlines, a pick-up in supply or other events that may allow us to maximize yield without taking on additional credit risk.

Indeed, we intend to continue to evaluate credits to maintain the Fund's high quality bias. We intend to make strategic decisions to balance an enhanced liquidity profile with providing current income. Of course, we will continue to fully comply with the rule changes by dates required by the SEC. We will, of course, also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to

--------------------------------------------------------------------------------
8  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


focus on high-quality investments with minimal credit risk while seeking competitive yields.

Guy Holbrook, IV, CFA(R)
Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
                             COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads); and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until July 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
10  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                FEB. 1, 2010(a)  JULY 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.05(d)       .21%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.88        $1.06(d)       .21%(d)
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.00        $1.10(d)       .22%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.83        $1.11(d)       .22%(d)
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.00        $1.15(d)       .23%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.78        $1.16(d)       .23%(d)
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.00        $1.10(d)       .22%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.83        $1.11(d)       .22%(d)
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.70        $0.05(d)       .01%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.88        $0.05(d)       .01%(d)
--------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $0.90(d)       .18%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.03        $0.91(d)       .18%(d)
--------------------------------------------------------------------------------------------

Class W
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.00        $1.15(d)       .23%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.78        $1.16(d)       .23%(d)
--------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.00        $1.10(d)       .22%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.83        $1.11(d)       .22%(d)
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                FEB. 1, 2010(a)  JULY 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class Z
--------------------------------------------------------------------------------------------
  Actual(e)                          $1,000        $1,000.00        $0.76(d)       .26%(d)
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.64        $1.31(d)       .26%(d)
--------------------------------------------------------------------------------------------


(a) The beginning account value for Class Z is as of April 30, 2010 (when shares became publicly available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended July 31, 2010: +0.01% for Class A, +0.00% for Class B, +0.00% for Class C, +0.00% for Class I, +0.07% for Class R2, +0.01% for Class R5, +0.00% for Class W and +0.00% for Class Y.
(d) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates voluntarily waived or absorbed expenses of the Fund during the six months ended July 31, 2010, and may do so from time to time for the purpose of increasing the Fund's yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not voluntarily limited the expenses of the Fund during the six months ended July 31, 2010, the annualized expense ratios would have been: 0.65% for Class A, 1.31% for Class B, 1.31% for Class C, 0.37% for Class I, 0.92% for Class R2, 0.42% for Class R5, 0.67% for Class W, 0.57% for Class Y and 0.55% for Class Z. The actual expenses paid would have been $3.24 for Class A, $6.53 for Class B, $6.53 for Class C, $1.84 for Class I, $4.59 for Class R2, $2.09 for Class R5, $3.34 for Class W, $2.84 for Class Y and $1.60 for Class Z; the hypothetical expenses paid would have been $3.28 for Class A, $6.59 for Class B, $6.59 for Class C, $1.87 for Class I, $4.63 for Class R2, $2.12 for Class R5, $3.38 for Class W, $2.87 for Class Y and $2.77 for Class Z.
(e) Based on the actual return from April 30, 2010 (when shares became publicly available) to July 31, 2010 of +0.00% for Class Z.


--------------------------------------------------------------------------------
12  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (34.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Discount Notes
 08-04-10                            0.150%          $40,000,000          $39,999,156
 08-06-10                            0.140            15,000,000           14,999,600
 08-20-10                            0.170            35,000,000           34,996,597
 06-21-11                            0.750            30,000,000           30,000,000
Federal Home Loan Mortgage Corp. Discount Notes
 08-02-10                            0.120            70,000,000           69,999,272
 08-04-10                            0.150            23,600,000           23,599,528
 08-10-10                            0.380            30,000,000(b)        30,000,000
 08-23-10                            0.170            37,000,000           36,995,981
 10-13-10                            0.250            13,500,000           13,493,063
 10-20-10                            0.200            10,000,000            9,995,500
Federal National Mortgage Association Discount Notes
 08-11-10                            0.160            33,200,000           33,198,275
 08-18-10                            0.160            34,000,000           33,997,110
U.S. Treasury Bills
 08-05-10                            0.070            51,400,000           51,399,424
 08-19-10                            0.140            38,000,000           37,997,032
 08-26-10                            0.150           110,000,000          109,987,932
 09-02-10                            0.150            75,000,000           74,989,344
 09-09-10                            0.150            30,000,000           29,994,817
 09-16-10                            0.150           146,200,000          146,170,840
 09-23-10                            0.160            92,700,000           92,678,288
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $914,491,759)                                                     $914,491,759
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (17.8%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
STRAIGHT-A FUNDING LLC
  U.S. TREASURY GOVERNMENT GUARANTY(d)
 08-10-10                            0.370%          $30,061,000          $30,057,660
 08-11-10                            0.290            20,000,000           19,998,106
 08-12-10                            0.280            16,000,000           15,998,400
 08-13-10                            0.240            20,000,000           19,998,122
 08-17-10                            0.280            40,000,000           39,994,522
 08-18-10                            0.270            24,000,000           23,996,640
 08-20-10                            0.230            30,000,000           29,996,000
 08-24-10                            0.340            17,200,000           17,195,987
 08-25-10                            0.300            29,000,000           28,993,757
 08-25-10                            0.340            35,000,000           34,991,493
 08-26-10                            0.240            10,000,000            9,998,194
 09-09-10                            0.310            36,000,000           35,987,600
 09-10-10                            0.300            40,000,000           39,986,333
 09-13-10                            0.400            32,000,000           31,984,356
 09-21-10                            0.310            10,800,000           10,795,164
 09-21-10                            0.340            12,600,000           12,593,812
 10-04-10                            0.360            17,000,000           16,988,950
 10-12-10                            0.350            58,300,000           58,258,623
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $477,813,719)                                                     $477,813,719
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (7.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Barclays Bank PLC New York Branch
 08-16-10                            0.400%          $30,000,000          $30,000,000
 09-15-10                            0.360            39,000,000           39,000,000
Rabobank Nederland NY
 09-17-10                            0.340            38,000,000(b)        38,000,000
Royal Bank of Canada New York Branch
 10-01-10                            0.350            38,000,000(b)        38,000,000
Royal Bank of Scotland PLC Stamford
 08-10-10                            0.340            31,000,000           31,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

CERTIFICATES OF DEPOSIT (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Toronto Dominion Bank NY
 08-03-10                            0.200%          $28,000,000          $28,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $204,000,000)                                                     $204,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (40.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (23.7%)
Argento Variable Funding Co. LLC
 08-26-10                            0.300%          $31,000,000          $30,993,059
 09-13-10                            0.450            40,000,000           39,978,000
Bryant Park Funding LLC
 08-10-10                            0.280            25,000,000(c)        24,997,917
Charta LLC
 08-19-10                            0.250            21,500,000           21,497,050
CRC Funding LLC
 08-26-10                            0.250            25,000,000           24,995,306
Fairway Finance Co. LLC
 08-09-10                            0.280            31,578,000           31,575,553
 08-11-10                            0.280            35,000,000           34,996,792
 08-12-10                            0.270            31,247,000           31,243,979
FCAR Owner Trust Series I
 08-02-10                            0.280            30,000,000           29,999,300
 08-13-10                            0.330            29,000,000           28,996,335
 08-18-10                            0.290            45,000,000           44,993,249
Grampian Funding LLC
 08-27-10                            0.300            30,000,000           29,993,025
Regency Markets No. 1 LLC
 08-10-10                            0.320            35,000,000(c)        34,996,597
 08-25-10                            0.290            40,000,000(c)        39,991,667
Sheffield Receivables Corp.
 08-20-10                            0.270            31,000,000(c)        30,995,178
 08-25-10                            0.250            20,100,000(c)        20,096,371
 09-01-10                            0.260            32,000,000           31,992,604
Thunder Bay Funding LLC
 08-11-10                            0.280            30,012,000(c)        30,009,249
 08-13-10                            0.250            35,000,000(c)        34,996,588
Windmill Funding Corp.
 09-14-10                            0.340            35,583,000           35,567,877
                                                                      ---------------
Total                                                                     632,905,696
-------------------------------------------------------------------------------------

BANKING (9.4%)
Barclays US Funding LLC
 09-16-10                            0.320            25,000,000           24,989,556
BNP Paribas Finance, Inc.
 08-02-10                            0.130            12,600,000           12,599,867
 08-30-10                            0.250            25,000,000           24,994,792
Citigroup Funding, Inc.
 08-06-10                            0.240            35,000,000           34,998,367
 08-31-10                            0.250            66,000,000           65,985,575
JPMorgan Chase & Co.
 08-09-10                            0.230            27,000,000           26,998,313
 08-13-10                            0.190            60,800,000           60,795,458
                                                                      ---------------
Total                                                                     251,361,928
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (1.1%)
BP Capital Markets PLC
 08-23-10                            0.520            30,000,000(c)        29,989,650
-------------------------------------------------------------------------------------

LIFE INSURANCE (6.2%)
MetLife Short Term Funding LLC
 08-16-10                            0.370            30,000,000           29,994,800
 08-24-10                            0.320            40,000,000(c)        39,991,200
 08-30-10                            0.350            35,000,000(c)        34,989,500
New York Life Capital Corp.
 08-03-10                            0.200            20,200,000(c)        20,199,562
 09-13-10                            0.300            20,000,000(c)        19,992,667
 09-23-10                            0.270            22,000,000           21,991,090
                                                                      ---------------
Total                                                                     167,158,819
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,081,416,093)                                                 $1,081,416,093
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,677,721,571)(e)                                              $2,677,721,571
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $839,059,865 or 31.32% of net assets.

(d) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e) Also represents the cost of securities for federal income tax purposes at July 31, 2010.



--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
16  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                FAIR VALUE AT JULY 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)             IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                      $--            $914,491,759         $--          $914,491,759
  U.S. Government-
    Insured Debt                   --             477,813,719          --           477,813,719
  Certificates of
    Deposit                        --             204,000,000          --           204,000,000
  Commercial Paper                 --           1,081,416,093          --         1,081,416,093
-----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                       --           2,677,721,571          --         2,677,721,571
-----------------------------------------------------------------------------------------------
Total                             $--          $2,677,721,571         $--        $2,677,721,571
-----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2010


ASSETS
Investments in securities, at value (identified cost $2,677,721,571)      $2,677,721,571
Cash                                                                             425,027
Receivable from Investment Manager                                                45,137
Capital shares receivable                                                     24,422,697
Accrued interest receivable                                                       87,962
----------------------------------------------------------------------------------------
Total assets                                                               2,702,702,394
----------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                  4,738
Capital shares payable                                                        23,206,377
Accrued investment management services fees                                       22,468
Accrued distribution fees                                                            927
Accrued transfer agency fees                                                      22,557
Accrued administrative services fees                                               3,878
Accrued plan administration services fees                                            108
Other accrued expenses                                                           530,569
----------------------------------------------------------------------------------------
Total liabilities                                                             23,791,622
----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $2,678,910,772
----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $   26,789,107
Additional paid-in capital                                                 2,652,186,414
Excess of distributions over net investment income                               (64,878)
Accumulated net realized gain (loss)                                                 129
----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $2,678,910,772
----------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $2,528,588,079        2,528,587,497                       $1.00
Class B          $   33,926,741           33,926,744                       $1.00
Class C          $    7,909,529            7,909,540                       $1.00
Class I          $   27,174,833           27,174,915                       $1.00
Class R2         $        2,500                2,500                       $1.00
Class R5         $      725,626              725,628                       $1.00
Class W          $   34,576,967           34,577,375                       $1.00
Class Y          $   26,190,282           26,190,329                       $1.00
Class Z          $   19,816,215           19,816,218                       $1.00
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------


YEAR ENDED JULY 31, 2010
INVESTMENT INCOME
Income:
Interest                                                      $  8,606,331
--------------------------------------------------------------------------
Expenses:
Investment management services fees                              8,951,478
Distribution fees
  Class A                                                        2,064,367
  Class B                                                          421,815
  Class C                                                           29,890
  Class R2                                                               5
  Class W                                                           14,212
Transfer agency fees
  Class A                                                        7,572,781
  Class B                                                          156,887
  Class C                                                           16,383
  Class R2                                                               1
  Class R5                                                              57
  Class W                                                           40,475
  Class Y                                                           15,000
  Class Z                                                            8,528
Administrative services fees                                     1,551,462
Plan administration services fees
  Class R2                                                               7
  Class Y                                                           42,352
Compensation of board members                                       87,962
Custodian fees                                                      28,950
Printing and postage                                               523,500
Registration fees                                                  157,950
Professional fees                                                   78,949
Other                                                              618,210
--------------------------------------------------------------------------
Total expenses                                                  22,381,221
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                             (14,905,899)
--------------------------------------------------------------------------
Total net expenses                                               7,475,322
--------------------------------------------------------------------------
Investment income (loss) -- net                                  1,131,009
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      130
Increase from payments by affiliate (Note 5)                    16,034,529
--------------------------------------------------------------------------
Net realized gain (loss) on investments                         16,034,659
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ 17,165,668
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JULY 31,                                                      2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     1,131,009  $    37,364,210
Net realized gain (loss) on investments                                   130      (42,553,881)
Net change in unrealized appreciation (depreciation) on
  investments                                                              --             (550)
Increase from payments by affiliate (Note 5)                       16,034,529       34,873,834
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       17,165,668       29,683,613
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                        (1,291,295)     (35,074,238)
    Class B                                                            (4,170)        (469,907)
    Class C                                                              (449)         (46,043)
    Class I                                                            (6,376)      (1,095,158)
    Class R2                                                               (4)             N/A
    Class R5                                                              (11)             (46)
    Class W                                                            (1,982)        (399,209)
    Class Y                                                            (2,828)        (279,536)
    Class Z                                                              (436)             N/A
----------------------------------------------------------------------------------------------
Total distributions                                                (1,307,551)     (37,364,137)
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                      2010             2009
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                              $ 2,739,122,416  $ 4,060,422,792
  Class B shares                                                   24,198,867      132,141,549
  Class C shares                                                    8,624,023       13,845,551
  Class I shares                                                   10,587,080       92,650,726
  Class R2 shares                                                       2,499              N/A
  Class R5 shares                                                   2,135,434               --
  Class W shares                                                   21,572,208       34,348,768
  Class Y Shares                                                    8,592,048       19,910,482
  Class Z shares                                                   34,381,507              N/A
Reinvestment of distributions at net asset value
  Class A shares                                                    1,315,664       34,653,112
  Class B shares                                                        3,967          455,312
  Class C shares                                                          415           42,981
  Class I shares                                                        7,449        1,110,254
  Class R5 shares                                                           7               --
  Class W shares                                                        1,966          405,151
  Class Y Shares                                                        2,831          285,269
  Class Z shares                                                          336              N/A
Conversions from Class B to Class A
  Class A shares                                                   10,964,428       19,717,666
  Class B shares                                                  (10,964,428)     (19,717,666)
Payments for redemptions
  Class A shares                                               (3,516,770,831)  (5,556,965,449)
  Class B shares                                                  (56,019,717)    (122,217,607)
  Class C shares                                                   (7,819,610)     (14,491,311)
  Class I shares                                                  (58,154,089)    (105,542,388)
  Class R5 shares                                                  (1,414,840)              --
  Class W shares                                                  (18,445,691)     (41,589,278)
  Class Y Shares                                                  (13,595,360)     (22,320,304)
  Class Z shares                                                  (14,565,847)             N/A
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                   (836,237,268)  (1,472,854,390)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (820,379,151)  (1,480,534,914)
Net assets at beginning of year                                 3,499,289,923    4,979,824,837
----------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 2,678,910,772  $ 3,499,289,923
----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                      $       (64,878) $       111,664
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                     YEAR ENDED JULY 31,
CLASS A                                            ------------------------------------------------------
PER SHARE DATA                                      2010        2009        2008        2007        2006
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .000(a)     .008         .03         .05         .04
Net gains (losses) (both realized and
 unrealized)                                        (.005)(b)   (.007)         --          --          --
Increase from payments by affiliate                  .005        .007          --          --          --
---------------------------------------------------------------------------------------------------------
Total from investment operations                     .000(a)     .008         .03         .05         .04
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.000)(a)   (.008)       (.03)       (.05)       (.04)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         .05%(c)     .79%(d)    3.52%       4.80%       3.82%(e)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                .75%        .73%        .65%        .70%        .83%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .25%        .61%        .65%(g)     .70%        .75%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .04%        .86%       3.45%       4.65%       3.75%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,529      $3,279      $4,728      $4,662      $3,692
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  YEAR ENDED JULY 31,
CLASS B                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (.000)(a)   .005        .03        .04        .03
Net gains (losses) (both realized and
 unrealized)                                       (.006)(b)  (.007)        --         --         --
Increase from payments by affiliate                 .006       .007         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                   (.000)(a)   .005        .03        .04        .03
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.005)      (.03)      (.04)      (.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(c)    .45%(d)   2.84%      4.11%      3.14%(e)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.43%      1.39%      1.30%      1.36%      1.49%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .30%       .93%      1.30%(g)   1.36%      1.40%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.01%)      .41%      2.70%      3.98%      3.05%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $34        $76        $86        $76       $103
----------------------------------------------------------------------------------------------------



                                                                  YEAR ENDED JULY 31,
CLASS C                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (.000)(a)   .005        .03        .04        .03
Net gains (losses) (both realized and
 unrealized)                                       (.005)(b)  (.007)        --         --         --
Increase from payments by affiliate                 .005       .007         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                   (.000)(a)   .005        .03        .04        .03
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.005)      (.03)      (.04)      (.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(c)    .46%(d)   2.85%      4.12%      3.14%(e)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.18%      1.39%      1.30%      1.36%      1.49%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .30%       .96%      1.30%(g)   1.36%      1.41%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.00%)(h)   .44%      2.60%      4.00%      3.05%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $8         $7         $8         $4         $3
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                  YEAR ENDED JULY 31,
CLASS I                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .000(a)    .010        .04        .05        .04
Net gains (losses) (both realized and
 unrealized)                                       (.006)(b)  (.007)        --         --         --
Increase from payments by affiliate                 .006       .007         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .000(a)    .010        .04        .05        .04
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.010)      (.04)      (.05)      (.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(c)    .96%(d)   3.81%      5.14%      4.16%(e)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                               .41%       .43%       .37%       .38%       .42%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .29%       .43%       .37%(g)    .38%       .42%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .01%      1.02%      3.55%      4.97%      4.42%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $27        $75        $87        $49        $63
----------------------------------------------------------------------------------------------------



CLASS R2                                             PERIOD ENDED
PER SHARE DATA                                     JULY 31, 2010(i)
Net asset value, beginning of period                     $1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .002
Net gains (losses) (both realized and
 unrealized)                                             (.001)(b)
Increase from payments by affiliate                         --
-------------------------------------------------------------------
Total from investment operations                          .001
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.001)
-------------------------------------------------------------------
Net asset value, end of period                           $1.00
-------------------------------------------------------------------
TOTAL RETURN                                              .14%(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .80%(j)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .07%(j)
-------------------------------------------------------------------
Net investment income (loss)                              .21%(j)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              YEAR ENDED JULY 31,
CLASS R5                                           ----------------------------------------
PER SHARE DATA                                      2010       2009       2008      2007(k)
Net asset value, beginning of period               $1.00      $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .000(a)    .009        .04         .03
Net gains (losses) (both realized and
 unrealized)                                       (.002)(b)  (.007)        --          --
Increase from payments by affiliate                 .002       .007         --          --
-------------------------------------------------------------------------------------------
Total from investment operations                    .000(a)    .009        .04         .03
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.009)      (.04)       (.03)
-------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                                        .04%(c)    .91%(d)   3.75%       3.20%
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                               .45%       .51%       .41%        .44%(j)
-------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .18%       .49%       .41%(g)     .44%(j)
-------------------------------------------------------------------------------------------
Net investment income (loss)                        .05%       .90%      3.68%       4.90%(j)
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $1        $--        $--         $--
-------------------------------------------------------------------------------------------



                                                              YEAR ENDED JULY 31,
CLASS W                                            ----------------------------------------
PER SHARE DATA                                      2010       2009       2008      2007(l)
Net asset value, beginning of period               $1.00      $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (.000)(a)   .008        .04         .03
Net gains (losses) (both realized and
 unrealized)                                       (.005)(b)  (.007)        --          --
Increase from payments by affiliate                 .005       .007         --          --
-------------------------------------------------------------------------------------------
Total from investment operations                   (.000)(a)   .008        .04         .03
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.008)      (.04)       (.03)
-------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(c)    .76%(d)   3.49%       3.13%
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                               .68%       .73%       .67%        .65%(j)
-------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .30%       .64%       .67%(g)     .65%(j)
-------------------------------------------------------------------------------------------
Net investment income (loss)                       (.00%)(h)   .78%      4.05%       4.46%(j)
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $35        $31        $38        $120
-------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                  YEAR ENDED JULY 31,
CLASS Y                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .000(a)    .008        .04        .05        .04
Net gains (losses) (both realized and
 unrealized)                                       (.004)(b)  (.007)        --         --         --
Increase from payments by affiliate                 .004       .007         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .000(a)    .008        .04        .05        .04
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.000)(a)  (.008)      (.04)      (.05)      (.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(c)    .81%(d)   3.60%      4.92%      3.95%(e)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                               .61%       .63%       .57%       .59%       .68%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .29%       .58%       .57%(g)    .59%       .62%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .00%(h)    .82%      3.73%      4.75%      3.78%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $26        $31        $33        $44        $84
----------------------------------------------------------------------------------------------------



CLASS Z                                              PERIOD ENDED
PER SHARE DATA                                     JULY 31, 2010(m)
Net asset value, beginning of period                     $1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)
Net gains (losses) (both realized and
 unrealized)                                             (.000)(a,b)
Increase from payments by affiliate                         --
-------------------------------------------------------------------
Total from investment operations                          .000(a)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)
-------------------------------------------------------------------
Net asset value, end of period                           $1.00
-------------------------------------------------------------------
TOTAL RETURN                                              .00%(c,h)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .61%(j)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .26%(j)
-------------------------------------------------------------------
Net investment income (loss)                              .02%(j)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.001 per share.
(b) Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c) During the year ended July 31, 2010, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.53% for Class A, 0.59% for Class B and Class I, 0.48% for Class C, 0.19% for Class R5, 0.50% for Class W and 0.37% for Class Y. There was no impact to the total return for Class R2 and Class Z.
(d) During the year ended July 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.74% for Class A and 0.71% for Class B, Class C, Class I, Class R5, Class W and Class Y.
(e) During the year ended July 31, 2006, the Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for Class A, 1.29% for Class B, 1.29% for Class C, 0.36% for Class I, 0.41% for Class R5, 0.65% for Class W and 0.55% for Class Y.
(h) Rounds to less than 0.01%.
(i) For the period from Aug. 3, 2009 (when shares became publicly available) to July 31, 2010.
(j) Annualized.
(k) For the period from Dec. 11, 2006 (when shares became publicly available) to July 31, 2007.
(l) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.
(m) For the period from April 30, 2010 (when shares became publicly available) to July 31, 2010.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund) (the Fund) is a series of RiverSource Money Market Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R5, Class W, Class Y and Class Z shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R5 and Class Y shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 shares became available effective Aug. 3, 2009. Effective Sept. 7, 2010, Class Y shares were converted to Class Z shares. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

- Class Z shares are offered without a front-end sales charge or CDSC to certain eligible investors. Class Z shares became available effective April 30, 2010.


--------------------------------------------------------------------------------
28  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


At July 31, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. The management fee for the year ended July 31, 2010 was 0.30% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for year ended July 31, 2010 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
30  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the year ended July 31, 2010, other expenses paid to this company were $10,925.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund paid the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charged an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also paid the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R5 and Class Y shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W and Class Z shares. The Transfer Agent charged an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 shares and an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and

--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund's average daily net assets attributable to Class B, Class C and Class R2 shares, respectively. For the period from Aug. 1, 2009 through April 14, 2010, the Fund paid fees equal to 0.10%, 0.75%, 0.25% and 0.10%, for Class A, Class C, Class R2 and Class W shares, respectively. For the period from April 15, 2010 through July 31, 2010, the Fund did not pay fees for Class A, Class C, Class R2 and Class W shares. For the year ended July 31, 2010, the Fund paid fees equal to 0.75% for Class B shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,136,000 and $24,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
CDSCs received by the Distributor for distributing Fund shares were $104,738 for Class B and $2,065 for Class C for the year ended July 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended July 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A..............................................  0.25%
Class B..............................................  0.30
Class C..............................................  0.30
Class I..............................................  0.29
Class R2.............................................  0.07
Class R5.............................................  0.18
Class W..............................................  0.30
Class Y..............................................  0.29
Class Z..............................................  0.26




--------------------------------------------------------------------------------
32  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $9,637,148
Class B..........................................     578,702
Class C..........................................      46,273
Class R2.........................................          13
Class R5.........................................          57
Class W..........................................      54,687
Class Y..........................................      57,352
Class Z..........................................       8,528


The management fees and other Fund level expenses waived/reimbursed were $4,523,139.

Under an agreement which is effective until Sept. 30, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.65%
Class B..............................................  1.31
Class C..............................................  1.31
Class I..............................................  0.37
Class R2.............................................  0.92
Class R5.............................................  0.42
Class W..............................................  0.67
Class Y..............................................  0.57
Class Z..............................................  0.55


In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Effective Oct. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Board, such

--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.62%
Class B..............................................  1.27
Class C..............................................  1.27
Class I..............................................  0.32
Class R2.............................................  0.77
Class R5.............................................  0.37
Class W..............................................  0.62
Class Z..............................................  0.52


TEMPORARY MONEY MARKET FUND GUARANTEE PROGRAM
The Fund participated in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program) during the three terms of the Program's duration that expired on Sept. 18, 2009. On Oct. 6, 2008, the Fund applied to participate in the initial term of the Program through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term).

The Fund paid total upfront fees to the U.S. Department of Treasury over the duration of the Program in the amount of 0.060% of the Fund's net asset value as of Sept. 19, 2008 for the Fund's participation in the Program. The fees were amortized over the period of participation in the Program and included as a component of other expenses on the Fund's Statement of Operations. The cost to participate was borne by the Fund without regard to any contractual expense limitation in effect, if any. However, to the extent the Investment Manager voluntarily limited the expenses of the Fund for the purposes of supporting its yield, the cost to participate in the Program may have been absorbed by the Investment Manager.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective

--------------------------------------------------------------------------------
34  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended July 31, 2010.

5. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $40 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $40 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The Fund recorded $30.3 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of the Lehman Notes at each purchase date and the cash received from Ameriprise Financial.

In 2009, Ameriprise Financial purchased a position of the Fund's structured investment vehicle holding of WhistleJacket Capital LLC (WJC) from the Fund. The Fund recorded $3.5 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of WJC at each purchase date and the cash received from Ameriprise Financial.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

From Aug, 3, 2009 through June 30, 2010, due to realized losses of the Fund, Ameriprise Financial paid approximately $16.0 million to the Fund to provide support to the Fund's $1.00 net asset value per share. From June 8, 2009 through July 31, 2009, Ameriprise Financial paid approximately $1.0 million to the Fund for the same purpose. These amounts are recorded on the Statement of Operations and the Statements of Changes in Net Assets as increases from payments by affiliate.

6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain has been decreased by $141,358 resulting in a net reclassification adjustment to increase paid-in capital by $141,358.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED JULY 31,                           2010         2009
------------------------------------------------------------------
Ordinary income                            $1,307,551  $37,364,137


At July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................  $ 14,713
Undistributed accumulated long-term gain...........  $     --
Unrealized appreciation (depreciation).............  $(74,724)


For the year ended July 31, 2010, $7,363,623 of capital loss carry-over was utilized and/or expired unused.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
36  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
38  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
COLUMBIA MONEY MARKET FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Money Market Fund (the Fund) (formerly RiverSource Cash Management Fund) (of the RiverSource Money Market Series, Inc.), as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of Columbia Money Market Fund of the RiverSource Money Market Series, Inc. at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 20, 2010


--------------------------------------------------------------------------------
40  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................    100.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  41

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 76
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      7/11/07               Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
42  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 12/10/08        former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 58
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/11/08        President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 69                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  43

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 50                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.


--------------------------------------------------------------------------------
44  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 45                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  45

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
46  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
48  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the

--------------------------------------------------------------------------------
50  COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                            COLUMBIA MONEY MARKET FUND -- 2010 ANNUAL REPORT  51

COLUMBIA MONEY MARKET FUND
(FORMERLY KNOWN AS RIVERSOURCE CASH MANAGEMENT FUND)
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                S-6548 AH (9/10)

Item 2. Code of Ethics.

     (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

     The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Money Market Series, Inc. were as follows:

                          2010 - $22,247   2009 - $22,191

(b) Audit-Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional audit-related services rendered related to the semiannual financial statement review, the issuance of consents for new share class filings and the 2010 transfer agent 17Ad-13 review for RiverSource Money Market Series, Inc. were as follows:

                          2010 - $5,384    2009 - $1,458

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Money Market Series, Inc. were as follows:

                          2010 - $2,879    2009 - $5,756

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Money Market Series, Inc. were as follows:

                          2010 - $0        2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2010 - $2,119,224   2009 - $829,700

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

        Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
     Exhibit99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.


By /s/ J. Kevin Connaughton
   -------------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -------------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 7, 2010